Long Term Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Details
Common stock issued upon conversion of debt	1,185,389
Debt converted for common stock	$ 1,391,188
Payments received, promissory notes payable	500,000
Repayment, promissory notes payable	$ 50,000